32 Results of Midatech Pharma (Espana) SL	12 Months Ended
Dec. 31, 2020
Results Of Midatech Pharma Espana Sl
Results of Midatech Pharma (Espana) SL
32	Results of Midatech Pharma (España) SL

Included within the Group Consolidated Statements of Comprehensive Income are the results of the Group’s Spanish operation that was closed on 3 June 2020. The Group appointed a liquidator to liquidate the company with documentation being submitted to the Spanish Authorities in February 2021.

Management assessed whether Midatech Pharma (España) SL should be accounted for as a discontinued operation under IFRS 5 and concluded that it did not meet the criteria as it did not meet the definition of a cash generating unit, as the activity of the company was the same as the remaining operations of the Group.

The unaudited results of Midatech Pharma (España) SL for the year to 31 December 2020 are as follows:

Year ended 31 December 2020 £’000
Grant revenue	163
Total revenue	163
Research and development costs	(2,820)
Administrative costs	(1,146)
Loss from operations	(3,803)
Finance expense	(11)
Loss before tax	(3,814)
Taxation	(21)
Loss from operations after tax	(3,835)